Significant Accounting Policies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Y D	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009 MB1 [Member]	Dec. 31, 2011 MB1 [Member]	Dec. 31, 2010 MB1 [Member] sqft	Jun. 30, 2009 Garcadia [Member]	Dec. 31, 2009 Garcadia [Member]	Dec. 31, 2011 U.S. Government Agencies And U.S. Government Sponsored Enterprises [Member]	Dec. 31, 2011 Non-Agency Mortgage-Backed Bond Securitizations [Member]	Dec. 31, 2011 FMG Zero Coupon Note Component [Member] Y	Dec. 31, 2009 Manufacturing Segment [Member]	Dec. 31, 2010 Real Estate [Member]	Dec. 31, 2009 Real Estate [Member]	Dec. 31, 2011 Extension Term [Member] Y	Dec. 31, 2010 Corporate Aircraft [Member]
Significant Accounting Policies [Line Items]
Deferred tax valuation allowance reversed	$ 1,157,111,000		$ 1,157,111,000
Retail space of retail center (square feet)							346,000
Office space of retail center (square feet)							41,000
Additional future pre-tax income needed to fully realize the net deferred tax asset		4,600,000,000
Number of residential apartment rental units							195
Nonrecourse indebtedness collateralized by assets							100,524,000
Discount rate assumption in cash flow models					11.00%
Capitalization rate used to estimate the selling price of the retail center					9.00%
Asset impairment charges					67,826,000		47,074,000	32,348,000	32,348,000				2,563,000	2,357,000	3,646,000		1,449,000
Bid amount offered for property							19,275,000
Fair value of property							18,094,000
Recognized balance amount of liability						81,848,000
Cumulative net cash investment in project						85,595,000
Other marketable securities non-current										622,191,000	39,839,000	40,801,000
Note receivable maturity term, years												13
Goodwill	8,151,000	18,119,000	8,151,000
Minimum percentage of investment classified as available for sale securities		92.00%
Short-term investments	310,901,000	2,691,000	310,901,000
Foreign exchange transaction, net losses		$ 202,000	$ 511,000	$ 335,000
Head of cattle to be purchased per year from members of USPB		735,385
Term of cattle supply agreement, years		5														1
Notice period prior to anniversary date, days		60